Commitments and contingencies (Details) - Other Commercial Commitments - USD ($) $ in Millions	Dec. 31, 2023	Nov. 30, 2023	Aug. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Total	$ 29.0				$ 9.7
Restricted cash	0.1				10.5
DNB guarantees and letters of credit
Other Commitments [Line Items]
Revolving credit facility				$ 25.0
175 million USD Facility
Other Commitments [Line Items]
Revolving credit facility				175.0
25 million USD Facility
Other Commitments [Line Items]
Revolving credit facility			$ 40.0	$ 25.0
30 Million USD Facility
Other Commitments [Line Items]
Revolving credit facility		$ 30.0
Bank guarantees and performance bonds
Other Commitments [Line Items]
Total	29.0				9.7
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0				$ 10.1